Investments	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Investments	Investments
The Plan follows the guidance issued under the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements, which defines fair value and provides a framework for measuring fair value including a hierarchy of valuation inputs based on the extent to which the inputs are observable in the marketplace. Observable inputs reflect market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the entity’s own assumptions about how market participants would value an asset or liability based on the best information available. Financial instruments are categorized within the hierarchy based on the lowest level input that is significant to their valuation.

Level 1 inputs are quoted, active market prices for identical assets or liabilities. The Plan’s Level 1 investments at December 31, 2025 and 2024 included Northern Trust Corporation common stock and mutual funds. Common stock shares are valued at the closing price reported in the active markets in which the individual securities are traded. Share prices of each mutual fund, referred to as the fund’s NAV, are calculated daily by the fund’s manager based on the closing market prices and accruals of securities in the fund’s total portfolio (total value of the fund) divided by the number of fund shares currently issued and outstanding. Redemptions in these funds occur by contract at the respective fund’s redemption date NAV.

Level 2 inputs are observable inputs other than Level 1 prices, such as quoted active market prices for similar assets or liabilities, quoted prices for identical or similar assets in inactive markets, and model-derived valuations in which all significant inputs are observable in active markets. The Plan’s Level 2 investments as of December 31, 2025 and 2024 consisted of certain collective trust funds. The NAVs of the funds are calculated on a scheduled basis using the closing market prices and accruals of securities in the funds (total value of the funds) divided by the number of fund shares currently issued and outstanding. Redemptions of the collective trust funds occur by contract at the respective fund’s redemption date NAV.

Level 3 inputs are unobservable inputs for an asset or liability, including inputs from internally developed pricing models due to little or no market activity. The Plan had no Level 3 assets or liabilities at December 31, 2025 or 2024.
The following tables present Plan investments, including those measured and recorded at fair value on a recurring basis, as well as their levels within the fair value hierarchy, each as of December 31, 2025 and 2024:

Description	Level 1	Level 2	Level 3	Balance as of December 31,
				2025
Fair value of investments in the fair value hierarchy:
Northern Trust common stock funds	$270,853,326	$—	$—	$270,853,326
Mutual funds	101,751,231	—	—	101,751,231
Collective trust funds	—	3,192,944,512	—	3,192,944,512
Total fair value of investments in the fair value hierarchy	372,604,557	3,192,944,512	—	3,565,549,069
Stable value portfolio measured at contract value(1)	—	—	—	171,427,516
Total investments	$372,604,557	$3,192,944,512	$—	$3,736,976,585

Description	Level 1	Level 2	Level 3	Balance as of December 31,
				2024
Fair value of investments in the fair value hierarchy:
Northern Trust common stock funds	$232,116,478	$—	$—	$232,116,478
Mutual funds	82,444,860	—	—	82,444,860
Collective trust funds	—	2,838,812,747	—	2,838,812,747
Total fair value of investments in the fair value hierarchy	314,561,338	2,838,812,747	—	3,153,374,085
Stable value portfolio measured at contract value(1)	—	—	—	161,070,016
Total investments	$314,561,338	$2,838,812,747	$—	$3,314,444,101
(1) The investments in fully benefit-responsive investment contracts through the Stable Value Portfolio are measured at contract value and have not been categorized in the fair value hierarchy.